RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2022
Schedule Of Related Party Transactions With Oniva
	2022	2021
Salaries and benefits	$878	$766
Office and miscellaneous	461	403
	$1,339	$1,169

Schedule Of Related Party Transactions And Balances
	2022	2021
Salaries, benefits, and consulting fees	$1,228	$1,021
Share-based payments	1,566	1,188
	$2,794	$2,209

Schedule Of Due To Related Parties
	December 31, 2022	December 31, 2021
Oniva International Services Corp.	$100	$107
Silver Wolf Exploration Ltd.	(72)	-
Directors Fees	-	56
	$28	$163